Organization and principal activities	12 Months Ended
Mar. 31, 2019
Organization and principal activities
Organization and principal activities

1.        Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way. Major shareholders of the Company include SoftBank Group Corp. (together with its subsidiaries, “SoftBank”) and Altaba Inc. (formerly known as Yahoo! Inc.) (“Altaba”).

The Company has four operating and reportable segments, namely core commerce, cloud computing, digital media and entertainment, and innovation initiatives and others.

The Company’s core commerce segment is mainly comprised of (i) the retail and wholesale commerce businesses, (ii) the logistics services business and (iii) the local consumer services business. Retail commerce businesses in the People’s Republic of China (the “PRC” or “China”) primarily include the mobile commerce destination (“Taobao Marketplace”) and the third-party online and mobile platform for brands and retailers (“Tmall”). Retail commerce businesses – cross-border and global include the e-commerce platform across Southeast Asia operated by Lazada (Note 4(i)), the global retail marketplace enabling consumers from around the world to buy directly from manufacturers and distributors primarily in China (“AliExpress”) and the import e-commerce platform that allows overseas brands and retailers to reach Chinese consumers (“Tmall Global”). Wholesale commerce businesses in China include the integrated domestic wholesale marketplace (“1688.com”). Wholesale commerce businesses – cross-border and global include the integrated international online wholesale marketplace (“Alibaba.com”). Logistics services business includes a logistics data platform and a nationwide fulfillment network through Cainiao Network (Note 4(f)). Local consumer services business includes the on-demand delivery and local services platform operated by Ele.me (Note 4(c)) and the restaurant and local services guide platform for in-store consumption operated by Koubei (Note 4(c)).

The Company’s cloud computing segment is comprised of Alibaba Cloud, which offers a complete suite of cloud services including elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and Internet of Things (“IoT”) services.

The Company’s digital media and entertainment segment leverages the Company’s deep data insights to serve the broader interests of consumers through two key distribution platforms, Youku (Note 4(h)) and UC Browser, and through Alibaba Pictures (Note 4(b)) and the Company’s other diverse content platforms that provide online videos, films, live events, news feeds, literature and music, among other areas.

The Company’s innovation initiatives and others segment includes businesses such as Amap (formerly AutoNavi), DingTalk, Tmall Genie and others.

The Company has a profit sharing interest in Zhejiang Ant Small and Micro Financial Services Group Co., Ltd. (together with its subsidiaries including Alipay.com Co., Ltd. (“Alipay”), “Ant Financial”) (Note 4(a)). Ant Financial is an unconsolidated related party that provides payment and financial services to consumers and merchants on the Company’s platforms.